Intangible Assets	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
14. INTANGIBLE ASSETS
Intangible assets consist of:
	$		$		$
	Remaining weighted average useful life in years		2025		2024

Cost
Customer relationship intangibles		4		$512		$473
Patents and technology		5		654		572
Computer software and other licenses		3		650		593
				1,816		1,638

Accumulated depreciation
Customer relationship intangibles				(371)		(249)
Patents and technology				(470)		(215)
Computer software and other licenses				(485)		(436)
				$490		$738
The Company recorded $166 million and $167 million of amortization expense related to finite-lived intangible assets for the years ended December 31, 2025 and 2024, respectively.
During 2025, the Company reviewed its
finite-lived intangible assets for impairment
and recorded an impairment charge within Other expense, net of $212 million, of which $158 million related to patents and technology, and $54 million related to customer relationship intangibles. Refer to Note 4, Other expense, net for additional information.
The Company currently estimates annual amortization expense to be $159 million for 2026, $126 million for 2027, $59 million for 2028, $46 million for 2029 and $30 million for 2030.